Share-based Compensation - Summary of Stock Options and Share Rights and Changes (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Post-IPO Long Term Incentive Plans [Member] USD ($)	Dec. 31, 2013 Pre-IPO Management Equity Stock Option Plan [Member] EUR (€)	Dec. 31, 2013 Pre-IPO Management Equity Stock Option Plan [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, Outstanding at January 1, 2013	10,910,114	15,114,216	5,401,285
Stock options, Granted	1,712,375
Stock options, Exercised	(1,988,954)	(5,723,264)
Stock options, Forfeited	(387,717)	(1,747,246)
Stock options, Expired		(2,242,421)
Stock options, Outstanding at December 31, 2013	10,245,818		5,401,285
Stock options, Exercisable at December 31, 2013	2,590,201		5,359,984
Weighted average exercise price, Outstanding at January 1, 2013	$ 19.12	€ 25.14
Weighted average exercise price, Granted	$ 38.87
Weighted average exercise price, Exercised	$ 16.97	€ 18.40
Weighted average exercise price, Forfeited	$ 19.86	€ 26.09
Weighted average exercise price, Expired		€ 42.10
Weighted average exercise price, Outstanding at December 31, 2013	$ 22.82	€ 24.93
Weighted average exercise price, Exercisable at December 31, 2013	$ 17.72	€ 24.95
Weighted average remaining contractual term, Outstanding at December 31, 2013	8 years 4 months 24 days	4 years 8 months 12 days
Weighted average remaining contractual term, Exercisable at December 31, 2013	7 years 8 months 12 days	4 years 8 months 12 days
Aggregate intrinsic value, Outstanding at December 31, 2013	$ 237		$ 78
Aggregate intrinsic value, Exercisable at December 31, 2013	$ 73		$ 77